UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Mid-Cap Stock

Fund -
Class K

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Mid-Cap Stock	.76%
Actual		$ 1,000.00	$ 894.90	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class K	.60%
Actual		$ 1,000.00	$ 895.60	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 3.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Green Mountain Coffee Roasters, Inc.	3.0	2.5
Nuance Communications, Inc.	1.7	1.0
Church & Dwight Co., Inc.	1.6	0.8
Hansen Natural Corp.	1.3	0.0
National Fuel Gas Co.	1.3	1.0
Perrigo Co.	1.3	1.1
Dollar Tree, Inc.	1.2	0.1
Lorillard, Inc.	1.2	0.3
Kansas City Southern	1.2	1.2
Henry Schein, Inc.	1.2	0.9
	15.0
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	15.9
Financials	15.5	17.1
Consumer Discretionary	14.6	15.1
Health Care	13.1	12.0
Consumer Staples	10.9	6.8
Asset Allocation (% of fund's net assets)
As of October 31, 2011 *		As of April 30, 2011 **
	Stocks 95.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	8.7%	** Foreign investments	15.1%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,056,636	$ 31,033
Distributors - 0.3%
Pool Corp.	691,000	20,191
Diversified Consumer Services - 1.1%
Service Corp. International	3,682,408	36,824
Stewart Enterprises, Inc. Class A	3,289,313	21,183
Weight Watchers International, Inc.	234,000	17,461
		75,468
Hotels, Restaurants & Leisure - 2.1%
Arcos Dorados Holdings, Inc.	682,229	15,964
Bravo Brio Restaurant Group, Inc.	626,132	12,166
Denny's Corp. (a)	2,553,992	9,194
McCormick & Schmick's Seafood Restaurants (a)	511,312	3,426
Panera Bread Co. Class A (a)	300,000	40,107
Red Robin Gourmet Burgers, Inc. (a)	500,000	12,535
Texas Roadhouse, Inc. Class A	1,000,000	14,330
WMS Industries, Inc. (a)	759,100	16,632
Wyndham Worldwide Corp.	624,900	21,040
		145,394
Household Durables - 2.8%
D.R. Horton, Inc.	1,483,305	16,509
Jarden Corp.	756,100	24,218
Lennar Corp. Class A	1,034,900	17,117
NVR, Inc. (a)	61,300	39,401
Toll Brothers, Inc. (a)	1,630,187	28,430
Tupperware Brands Corp.	1,172,800	66,310
		191,985
Internet & Catalog Retail - 0.3%
Start Today Co. Ltd.	974,200	20,611
Leisure Equipment & Products - 0.6%
Brunswick Corp.	2,279,800	40,261
Media - 1.0%
Discovery Communications, Inc. (a)	1,000,000	43,460
Scripps Networks Interactive, Inc. Class A	520,200	22,098
		65,558
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	1,022,300	81,743
Specialty Retail - 3.6%
Dick's Sporting Goods, Inc. (a)	1,079,600	42,202
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fast Retailing Co. Ltd.	118,800	$ 21,343
Limited Brands, Inc.	482,700	20,616
MarineMax, Inc. (a)	313,000	2,548
Penske Automotive Group, Inc.	440,877	8,989
Ross Stores, Inc.	292,600	25,670
Sally Beauty Holdings, Inc. (a)	1,234,000	23,680
Tiffany & Co., Inc.	253,500	20,212
Tractor Supply Co.	725,200	51,446
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	250,000	16,823
Urban Outfitters, Inc. (a)	554,100	15,099
		248,628
Textiles, Apparel & Luxury Goods - 0.6%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	500,000	42,205
TOTAL CONSUMER DISCRETIONARY		963,077
CONSUMER STAPLES - 10.9%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	450,900	33,696
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,199,500	24,254
Dr Pepper Snapple Group, Inc.	695,800	26,058
Hansen Natural Corp. (a)	1,034,000	92,119
		176,127
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	375,000	18,581
Drogasil SA	1,627,900	10,238
United Natural Foods, Inc. (a)	348,426	12,721
		41,540
Food Products - 4.0%
Green Mountain Coffee Roasters, Inc. (a)(d)	3,226,200	209,767
Ralcorp Holdings, Inc. (a)	425,143	34,369
Sara Lee Corp.	1,820,900	32,412
		276,548
Household Products - 1.6%
Church & Dwight Co., Inc.	2,426,800	107,216
Personal Products - 0.7%
Nu Skin Enterprises, Inc. Class A	997,000	50,378
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	736,900	$ 81,545
Philip Morris CR A/S	22,800	14,971
		96,516
TOTAL CONSUMER STAPLES		748,325
ENERGY - 8.0%
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (a)	646,209	31,277
Helmerich & Payne, Inc.	319,200	16,975
Noble Corp.	493,300	17,729
Oceaneering International, Inc.	1,155,000	48,314
		114,295
Oil, Gas & Consumable Fuels - 6.3%
Amyris, Inc. (a)	698,800	14,325
Bonavista Energy Corp. (d)	676,800	17,422
Brigham Exploration Co. (a)	623,600	22,708
Cabot Oil & Gas Corp.	252,900	19,655
Cimarex Energy Co.	841,500	53,856
Concho Resources, Inc. (a)	225,600	21,369
EV Energy Partners LP	819,900	61,025
Legacy Reserves LP	804,300	23,703
Oasis Petroleum, Inc. (a)	696,300	20,429
Penn West Petroleum Ltd.	1,000,000	17,866
Plains Exploration & Production Co. (a)	1,598,600	50,356
Range Resources Corp.	450,000	30,978
SM Energy Co.	600,000	49,746
SouthGobi Energy Resources Ltd. (a)	1,365,400	11,396
Whiting Petroleum Corp. (a)	442,500	20,598
		435,432
TOTAL ENERGY		549,727
FINANCIALS - 15.5%
Capital Markets - 0.7%
E*TRADE Financial Corp. (a)	1,500,000	16,275
KKR & Co. LP	2,626,000	35,398
		51,673
Commercial Banks - 3.3%
BB&T Corp.	1,331,000	31,066
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc. (a)	475,000	$ 16,554
City National Corp.	644,000	27,318
Fifth Third Bancorp	1,421,300	17,070
FirstMerit Corp.	1,986,800	27,835
FNB Corp., Pennsylvania (d)	2,502,500	25,250
Huntington Bancshares, Inc.	3,646,900	18,891
SunTrust Banks, Inc.	797,100	15,727
Webster Financial Corp.	1,403,900	27,573
Zions Bancorporation	921,700	16,001
		223,285
Diversified Financial Services - 2.0%
KKR Financial Holdings LLC	7,626,300	63,680
MSCI, Inc. Class A (a)	1,336,100	44,612
New Academy Holding Co. LLC unit (f)(g)	294,000	29,518
		137,810
Insurance - 2.5%
Arch Capital Group Ltd. (a)	750,000	26,978
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	56,386
Fidelity National Financial, Inc. Class A	2,980,800	46,024
First American Financial Corp.	1,561,400	18,737
Jardine Lloyd Thompson Group PLC	2,068,155	23,964
		172,089
Real Estate Investment Trusts - 5.5%
American Capital Agency Corp.	1,125,800	30,971
Cys Investments, Inc. (d)	1,281,500	16,249
DiamondRock Hospitality Co.	2,400,000	21,720
Digital Realty Trust, Inc. (d)	368,800	22,987
Essex Property Trust, Inc. (d)	370,000	52,821
Hatteras Financial Corp. (d)	574,500	14,765
Health Care REIT, Inc. (d)	500,000	26,345
Kimco Realty Corp.	2,258,600	39,458
Prologis, Inc.	650,300	19,353
SL Green Realty Corp.	800,000	55,192
The Macerich Co.	796,700	39,644
Ventas, Inc.	656,775	36,523
		376,028
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,127,600	20,049
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.2%
First Niagara Financial Group, Inc.	4,190,200	$ 38,508
MGIC Investment Corp. (a)	2,112,000	5,618
Ocwen Financial Corp. (a)	1,955,300	28,352
Radian Group, Inc. (d)	3,130,000	7,356
		79,834
TOTAL FINANCIALS		1,060,768
HEALTH CARE - 13.1%
Biotechnology - 2.3%
Achillion Pharmaceuticals, Inc. (a)(d)	2,717,800	17,231
Alexion Pharmaceuticals, Inc. (a)	446,000	30,109
Anthera Pharmaceuticals, Inc. (a)	1,949,040	12,454
ARIAD Pharmaceuticals, Inc. (a)	330,000	3,838
BioMarin Pharmaceutical, Inc. (a)	1,174,000	40,045
Inhibitex, Inc. (a)(d)(e)	4,742,990	18,450
Medivir AB (B Shares) (a)	972,400	13,386
Theravance, Inc. (a)	735,000	16,339
ZIOPHARM Oncology, Inc. (a)(d)	1,368,900	6,721
		158,573
Health Care Equipment & Supplies - 2.8%
DENTSPLY International, Inc.	649,500	24,006
HeartWare International, Inc. (a)(d)(e)	813,000	55,227
Hill-Rom Holdings, Inc.	896,700	30,192
Mako Surgical Corp. (a)(d)	992,136	38,148
Masimo Corp.	1,017,500	21,042
Steris Corp.	200,000	6,196
Volcano Corp. (a)	653,000	16,279
		191,090
Health Care Providers & Services - 3.8%
Accretive Health, Inc. (a)	563,814	13,424
Air Methods Corp. (a)	250,000	20,205
Brookdale Senior Living, Inc. (a)	1,383,000	22,930
Capital Senior Living Corp. (a)	300,000	2,343
Emeritus Corp. (a)	950,000	16,825
Health Net, Inc. (a)	800,000	22,232
Henry Schein, Inc. (a)	1,146,200	79,455
HMS Holdings Corp. (a)	941,700	23,015
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	$ 17,875
Universal Health Services, Inc. Class B	1,113,700	44,515
		262,819
Health Care Technology - 0.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,200,100	42,132
athenahealth, Inc. (a)	200,000	10,582
		52,714
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,000,000	14,430
Covance, Inc. (a)	962,200	48,812
		63,242
Pharmaceuticals - 2.5%
Hospira, Inc. (a)	475,300	14,948
Impax Laboratories, Inc. (a)	1,101,400	20,827
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	22,127
Perrigo Co.	939,200	84,791
Shire PLC	807,600	25,352
		168,045
TOTAL HEALTH CARE		896,483
INDUSTRIALS - 7.9%
Aerospace & Defense - 0.7%
Textron, Inc.	1,106,300	21,484
TransDigm Group, Inc. (a)	301,000	28,270
		49,754
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	233,500	16,212
Hub Group, Inc. Class A (a)	600,000	18,756
		34,968
Airlines - 0.3%
Copa Holdings SA Class A	256,300	17,703
Building Products - 0.3%
Owens Corning (a)	723,400	20,530
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	630,000	36,710
The Geo Group, Inc. (a)	853,300	15,556
		52,266
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.1%
GrafTech International Ltd. (a)	1,276,200	$ 20,049
Polypore International, Inc. (a)	600,000	31,470
Regal-Beloit Corp.	400,000	21,252
		72,771
Professional Services - 2.8%
Acacia Research Corp. - Acacia Technologies (a)	1,334,400	53,162
CoStar Group, Inc. (a)	373,600	22,988
IHS, Inc. Class A (a)	381,200	32,017
Kforce, Inc. (a)	781,600	9,973
Michael Page International PLC	4,027,660	26,026
Robert Half International, Inc.	525,000	13,876
Towers Watson & Co.	532,000	34,952
		192,994
Road & Rail - 1.4%
Kansas City Southern (a)	1,281,600	80,959
Tegma Gestao Logistica	1,348,500	17,512
		98,471
TOTAL INDUSTRIALS		539,457
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	3,800,200	16,645
Infinera Corp. (a)(d)	3,258,300	23,818
Motorola Solutions, Inc.	610,000	28,615
Polycom, Inc. (a)	1,783,600	29,483
		98,561
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	1,480,100	53,358
Fabrinet (a)	1,172,331	14,537
Tech Data Corp. (a)	450,000	22,131
Universal Display Corp. (a)(d)	256,159	11,996
		102,022
Internet Software & Services - 2.3%
Blinkx PLC (a)(d)(e)	21,856,135	52,811
Rackspace Hosting, Inc. (a)	1,191,000	49,295
RightNow Technologies, Inc. (a)	825,000	35,483
SciQuest, Inc. (a)(e)	1,500,105	22,262
		159,851
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.9%
Fidelity National Information Services, Inc.	1,097,886	$ 28,743
Gartner, Inc. Class A (a)	1,924,700	74,139
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	26,620
		129,502
Semiconductors & Semiconductor Equipment - 1.7%
Ceva, Inc. (a)(e)	1,656,303	51,461
ON Semiconductor Corp. (a)	1,542,000	11,673
Semtech Corp. (a)	1,305,700	31,885
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,814,300	19,834
		114,853
Software - 9.0%
ANSYS, Inc. (a)	1,000,000	54,360
Ariba, Inc. (a)	689,700	21,850
Aspen Technology, Inc. (a)	1,152,400	19,983
Check Point Software Technologies Ltd. (a)	500,000	28,815
Citrix Systems, Inc. (a)	290,000	21,121
Concur Technologies, Inc. (a)	805,956	37,493
Informatica Corp. (a)	1,235,768	56,227
Kenexa Corp. (a)	942,700	21,560
Misys PLC	4,188,600	19,656
Nuance Communications, Inc. (a)(d)	4,275,000	113,202
Red Hat, Inc. (a)	761,800	37,823
Rovi Corp. (a)	439,300	21,763
Royalblue Group PLC	484,200	12,669
Solera Holdings, Inc.	940,300	51,369
Taleo Corp. Class A (a)	1,164,370	37,726
TIBCO Software, Inc. (a)	2,052,900	59,308
		614,925
TOTAL INFORMATION TECHNOLOGY		1,219,714
MATERIALS - 1.2%
Chemicals - 0.8%
Airgas, Inc.	246,500	16,996
Cytec Industries, Inc.	790,000	35,289
		52,285
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Gem Diamonds Ltd. (a)	2,183,900	$ 7,797
Ivanhoe Mines Ltd. (a)	899,200	18,402
		26,199
TOTAL MATERIALS		78,484
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	2,008,000	37,148
UTILITIES - 6.2%
Electric Utilities - 1.7%
El Paso Electric Co.	381,628	12,224
Northeast Utilities	2,133,300	73,748
PNM Resources, Inc.	1,554,700	27,954
		113,926
Gas Utilities - 2.5%
Atmos Energy Corp.	1,280,900	43,960
National Fuel Gas Co.	1,408,200	86,309
ONEOK, Inc.	560,200	42,603
		172,872
Multi-Utilities - 2.0%
Alliant Energy Corp.	1,526,600	62,255
OGE Energy Corp.	700,000	36,218
TECO Energy, Inc.	1,978,300	36,737
		135,210
TOTAL UTILITIES		422,008
TOTAL COMMON STOCKS (Cost $6,312,929)		6,515,191
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany) (Cost $35,259)	581,700	34,121
Money Market Funds - 10.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	286,923,662	$ 286,924
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	435,286,842	435,287
TOTAL MONEY MARKET FUNDS (Cost $722,211)		722,211
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $7,070,399)		7,271,523
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(427,886)
NET ASSETS - 100%		$ 6,843,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,518,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 149
Fidelity Securities Lending Cash Central Fund	413
Total	$ 562
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anthera Pharmaceuticals, Inc.	$ 13,510	$ 707	$ -	$ -	$ -
Blinkx PLC	21,156	26,530	-	-	52,811
Ceva, Inc.	50,650	-	-	-	51,461
HeartWare International, Inc.	8,431	46,187	-	-	55,227
Inhibitex, Inc.	19,921	-	-	-	18,450
Keryx Biopharmaceuticals, Inc.	18,515	-	12,115	-	-
North American Energy Partners, Inc.	29,640	-	19,562	-	-
Quanex Building Products Corp.	48,391	-	38,179	63	-
SciQuest, Inc.	21,391	-	-	-	22,262
Sunrise Senior Living, Inc.	33,735	-	-	-	17,875
Total	$ 265,340	$ 73,424	$ 69,856	$ 63	$ 218,086
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 997,198	$ 955,244	$ 41,954	$ -
Consumer Staples	748,325	748,325	-	-
Energy	549,727	549,727	-	-
Financials	1,060,768	1,031,250	-	29,518
Health Care	896,483	871,131	25,352	-
Industrials	539,457	539,457	-	-
Information Technology	1,219,714	1,219,714	-	-
Materials	78,484	78,484	-	-
Telecommunication Services	37,148	37,148	-	-
Utilities	422,008	422,008	-	-
Money Market Funds	722,211	722,211	-	-
Total Investments in Securities:	$ 7,271,523	$ 7,174,699	$ 67,306	$ 29,518
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,470)
Cost of Purchases	30,988
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,518
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (1,470)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $403,891) - See accompanying schedule: Unaffiliated issuers (cost $6,160,695)	$ 6,331,226
Fidelity Central Funds (cost $722,211)	722,211
Other affiliated issuers (cost $187,493)	218,086
Total Investments (cost $7,070,399)		$ 7,271,523
Receivable for investments sold		32,587
Receivable for fund shares sold		5,506
Dividends receivable		2,306
Distributions receivable from Fidelity Central Funds		161
Prepaid expenses		29
Other receivables		360
Total assets		7,312,472

Liabilities
Payable for investments purchased	$ 15,109
Payable for fund shares redeemed	12,794
Accrued management fee	4,232
Other affiliated payables	1,156
Other payables and accrued expenses	257
Collateral on securities loaned, at value	435,287
Total liabilities		468,835

Net Assets		$ 6,843,637
Net Assets consist of:
Paid in capital		$ 6,647,564
Undistributed net investment income		13,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,005)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,116
Net Assets		$ 6,843,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2011 (Unaudited)
Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,523,221 ÷ 204,213 shares)	$ 27.05

Class K: Net Asset Value, offering price and redemption price per share ($1,320,416 ÷ 48,799 shares)	$ 27.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2011 (Unaudited)
Investment Income
Dividends (including $63 earned from other affiliated issuers)		$ 41,544
Income from Fidelity Central Funds		562
Total income		42,106

Expenses
Management fee Basic fee	$ 21,117
Performance adjustment	(1,318)
Transfer agent fees	6,933
Accounting and security lending fees	616
Custodian fees and expenses	127
Independent trustees' compensation	24
Registration fees	40
Audit	33
Legal	28
Miscellaneous	44
Total expenses before reductions	27,644
Expense reductions	(557)	27,087
Net investment income (loss)		15,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,222
Other affiliated issuers	(28,180)
Foreign currency transactions	1,477
Total net realized gain (loss)		5,519
Change in net unrealized appreciation (depreciation) on: Investment securities	(969,299)
Assets and liabilities in foreign currencies	(18)
Total change in net unrealized appreciation (depreciation)		(969,317)
Net gain (loss)		(963,798)
Net increase (decrease) in net assets resulting from operations		$ (948,779)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,019	$ 5,885
Net realized gain (loss)	5,519	1,482,441
Change in net unrealized appreciation (depreciation)	(969,317)	(240,514)
Net increase (decrease) in net assets resulting from operations	(948,779)	1,247,812
Distributions to shareholders from net investment income	-	(13,379)
Distributions to shareholders from net realized gain	(396,702)	(13,240)
Total distributions	(396,702)	(26,619)
Share transactions - net increase (decrease)	(752,085)	(882,306)
Redemption fees	224	225
Total increase (decrease) in net assets	(2,097,342)	339,112

Net Assets
Beginning of period	8,940,979	8,601,867
End of period (including undistributed net investment income of $13,962 and distributions in excess of net investment income of $1,057, respectively)	$ 6,843,637	$ 8,940,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43	$ 30.43
Income from Investment Operations
Net investment income (loss) D	.05	.01	.08	.02	(.06)	(.04) G
Net realized and unrealized gain (loss)	(3.34)	4.59	10.59	(10.58)	(2.44)	3.38
Total from investment operations	(3.29)	4.60	10.67	(10.56)	(2.50)	3.34
Distributions from net investment income	-	(.04) J	(.06)	(.02) J	-	-
Distributions from net realized gain	(1.44)	(.04) J	-	(.29) J	(2.41)	(1.34)
Total distributions	(1.44)	(.08)	(.06)	(.31)	(2.41)	(1.34)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.05	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43
Total Return B, C	(10.51)%	16.95%	64.11%	(38.76)%	(8.49)%	11.53%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.61%	.65%	.73%	.95%	.83%
Expenses net of fee waivers, if any	.76% A	.61%	.65%	.73%	.95%	.83%
Expenses net of all reductions	.75% A	.59%	.64%	.72%	.94%	.82%
Net investment income (loss)	.36% A	.04%	.38%	.11%	(.21)%	(.14)% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,523	$ 7,120	$ 7,475	$ 4,763	$ 12,974	$ 15,234
Portfolio turnover rate F	66% A	131%	85%	73%	45%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.07	.06	.14	.05
Net realized and unrealized gain (loss)	(3.34)	4.58	10.58	(11.39)
Total from investment operations	(3.27)	4.64	10.72	(11.34)
Distributions from net investment income	-	(.09) J	(.09)	(.07) J
Distributions from net realized gain	(1.44)	(.04) J	-	(.29) J
Total distributions	(1.44)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 27.06	$ 31.77	$ 27.26	$ 16.63
Total Return B, C	(10.44)%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.60% A	.43%	.43%	.52% A
Expenses net of all reductions	.59% A	.42%	.41%	.52% A
Net investment income (loss)	.53% A	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,320	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	66% A	131%	85%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 769,969
Gross unrealized depreciation	(572,464)
Net unrealized appreciation (depreciation) on securities and other investments	$ 197,505

Tax cost	$ 7,074,018

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,469,082 and $3,819,369, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 6,531.22
Class K	402.05
	$ 6,933

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $106 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $413, including $7 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $557 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2011	Year ended April 30, 2011
From net investment income
Mid-Cap Stock	$ -	$ 9,186
Class K	-	4,193
Total	$ -	$ 13,379
From net realized gain
Mid-Cap Stock	$ 312,770	$ 11,332
Class K	83,932	1,908
Total	$ 396,702	$ 13,240

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2011	Year ended April 30, 2011	Six months ended October 31, 2011	Year ended April 30, 2011
Mid-Cap Stock
Shares sold	9,841	34,262	$ 272,470	$ 917,584
Reinvestment of distributions	10,924	799	304,775	20,032
Shares redeemed	(40,566)	(85,227)	(1,117,322)	(2,187,180)
Net increase (decrease)	(19,801)	(50,166)	$ (540,077)	$ (1,249,564)
Class K
Shares sold	11,157	32,639	$ 307,760	$ 806,895
Reinvestment of distributions	3,008	234	83,932	6,101
Shares redeemed	(22,677)	(16,902)	(603,700)	(445,738)
Net increase (decrease)	(8,512)	15,971	$ (212,008)	$ 367,258

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

MCS-K-USAN-1211
1.863349.103

Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Mid-Cap Stock	.76%
Actual		$ 1,000.00	$ 894.90	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class K	.60%
Actual		$ 1,000.00	$ 895.60	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 3.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Green Mountain Coffee Roasters, Inc.	3.0	2.5
Nuance Communications, Inc.	1.7	1.0
Church & Dwight Co., Inc.	1.6	0.8
Hansen Natural Corp.	1.3	0.0
National Fuel Gas Co.	1.3	1.0
Perrigo Co.	1.3	1.1
Dollar Tree, Inc.	1.2	0.1
Lorillard, Inc.	1.2	0.3
Kansas City Southern	1.2	1.2
Henry Schein, Inc.	1.2	0.9
	15.0
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	15.9
Financials	15.5	17.1
Consumer Discretionary	14.6	15.1
Health Care	13.1	12.0
Consumer Staples	10.9	6.8
Asset Allocation (% of fund's net assets)
As of October 31, 2011 *		As of April 30, 2011 **
	Stocks 95.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	8.7%	** Foreign investments	15.1%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,056,636	$ 31,033
Distributors - 0.3%
Pool Corp.	691,000	20,191
Diversified Consumer Services - 1.1%
Service Corp. International	3,682,408	36,824
Stewart Enterprises, Inc. Class A	3,289,313	21,183
Weight Watchers International, Inc.	234,000	17,461
		75,468
Hotels, Restaurants & Leisure - 2.1%
Arcos Dorados Holdings, Inc.	682,229	15,964
Bravo Brio Restaurant Group, Inc.	626,132	12,166
Denny's Corp. (a)	2,553,992	9,194
McCormick & Schmick's Seafood Restaurants (a)	511,312	3,426
Panera Bread Co. Class A (a)	300,000	40,107
Red Robin Gourmet Burgers, Inc. (a)	500,000	12,535
Texas Roadhouse, Inc. Class A	1,000,000	14,330
WMS Industries, Inc. (a)	759,100	16,632
Wyndham Worldwide Corp.	624,900	21,040
		145,394
Household Durables - 2.8%
D.R. Horton, Inc.	1,483,305	16,509
Jarden Corp.	756,100	24,218
Lennar Corp. Class A	1,034,900	17,117
NVR, Inc. (a)	61,300	39,401
Toll Brothers, Inc. (a)	1,630,187	28,430
Tupperware Brands Corp.	1,172,800	66,310
		191,985
Internet & Catalog Retail - 0.3%
Start Today Co. Ltd.	974,200	20,611
Leisure Equipment & Products - 0.6%
Brunswick Corp.	2,279,800	40,261
Media - 1.0%
Discovery Communications, Inc. (a)	1,000,000	43,460
Scripps Networks Interactive, Inc. Class A	520,200	22,098
		65,558
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	1,022,300	81,743
Specialty Retail - 3.6%
Dick's Sporting Goods, Inc. (a)	1,079,600	42,202
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fast Retailing Co. Ltd.	118,800	$ 21,343
Limited Brands, Inc.	482,700	20,616
MarineMax, Inc. (a)	313,000	2,548
Penske Automotive Group, Inc.	440,877	8,989
Ross Stores, Inc.	292,600	25,670
Sally Beauty Holdings, Inc. (a)	1,234,000	23,680
Tiffany & Co., Inc.	253,500	20,212
Tractor Supply Co.	725,200	51,446
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	250,000	16,823
Urban Outfitters, Inc. (a)	554,100	15,099
		248,628
Textiles, Apparel & Luxury Goods - 0.6%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	500,000	42,205
TOTAL CONSUMER DISCRETIONARY		963,077
CONSUMER STAPLES - 10.9%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	450,900	33,696
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,199,500	24,254
Dr Pepper Snapple Group, Inc.	695,800	26,058
Hansen Natural Corp. (a)	1,034,000	92,119
		176,127
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	375,000	18,581
Drogasil SA	1,627,900	10,238
United Natural Foods, Inc. (a)	348,426	12,721
		41,540
Food Products - 4.0%
Green Mountain Coffee Roasters, Inc. (a)(d)	3,226,200	209,767
Ralcorp Holdings, Inc. (a)	425,143	34,369
Sara Lee Corp.	1,820,900	32,412
		276,548
Household Products - 1.6%
Church & Dwight Co., Inc.	2,426,800	107,216
Personal Products - 0.7%
Nu Skin Enterprises, Inc. Class A	997,000	50,378
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	736,900	$ 81,545
Philip Morris CR A/S	22,800	14,971
		96,516
TOTAL CONSUMER STAPLES		748,325
ENERGY - 8.0%
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (a)	646,209	31,277
Helmerich & Payne, Inc.	319,200	16,975
Noble Corp.	493,300	17,729
Oceaneering International, Inc.	1,155,000	48,314
		114,295
Oil, Gas & Consumable Fuels - 6.3%
Amyris, Inc. (a)	698,800	14,325
Bonavista Energy Corp. (d)	676,800	17,422
Brigham Exploration Co. (a)	623,600	22,708
Cabot Oil & Gas Corp.	252,900	19,655
Cimarex Energy Co.	841,500	53,856
Concho Resources, Inc. (a)	225,600	21,369
EV Energy Partners LP	819,900	61,025
Legacy Reserves LP	804,300	23,703
Oasis Petroleum, Inc. (a)	696,300	20,429
Penn West Petroleum Ltd.	1,000,000	17,866
Plains Exploration & Production Co. (a)	1,598,600	50,356
Range Resources Corp.	450,000	30,978
SM Energy Co.	600,000	49,746
SouthGobi Energy Resources Ltd. (a)	1,365,400	11,396
Whiting Petroleum Corp. (a)	442,500	20,598
		435,432
TOTAL ENERGY		549,727
FINANCIALS - 15.5%
Capital Markets - 0.7%
E*TRADE Financial Corp. (a)	1,500,000	16,275
KKR & Co. LP	2,626,000	35,398
		51,673
Commercial Banks - 3.3%
BB&T Corp.	1,331,000	31,066
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc. (a)	475,000	$ 16,554
City National Corp.	644,000	27,318
Fifth Third Bancorp	1,421,300	17,070
FirstMerit Corp.	1,986,800	27,835
FNB Corp., Pennsylvania (d)	2,502,500	25,250
Huntington Bancshares, Inc.	3,646,900	18,891
SunTrust Banks, Inc.	797,100	15,727
Webster Financial Corp.	1,403,900	27,573
Zions Bancorporation	921,700	16,001
		223,285
Diversified Financial Services - 2.0%
KKR Financial Holdings LLC	7,626,300	63,680
MSCI, Inc. Class A (a)	1,336,100	44,612
New Academy Holding Co. LLC unit (f)(g)	294,000	29,518
		137,810
Insurance - 2.5%
Arch Capital Group Ltd. (a)	750,000	26,978
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	56,386
Fidelity National Financial, Inc. Class A	2,980,800	46,024
First American Financial Corp.	1,561,400	18,737
Jardine Lloyd Thompson Group PLC	2,068,155	23,964
		172,089
Real Estate Investment Trusts - 5.5%
American Capital Agency Corp.	1,125,800	30,971
Cys Investments, Inc. (d)	1,281,500	16,249
DiamondRock Hospitality Co.	2,400,000	21,720
Digital Realty Trust, Inc. (d)	368,800	22,987
Essex Property Trust, Inc. (d)	370,000	52,821
Hatteras Financial Corp. (d)	574,500	14,765
Health Care REIT, Inc. (d)	500,000	26,345
Kimco Realty Corp.	2,258,600	39,458
Prologis, Inc.	650,300	19,353
SL Green Realty Corp.	800,000	55,192
The Macerich Co.	796,700	39,644
Ventas, Inc.	656,775	36,523
		376,028
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,127,600	20,049
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.2%
First Niagara Financial Group, Inc.	4,190,200	$ 38,508
MGIC Investment Corp. (a)	2,112,000	5,618
Ocwen Financial Corp. (a)	1,955,300	28,352
Radian Group, Inc. (d)	3,130,000	7,356
		79,834
TOTAL FINANCIALS		1,060,768
HEALTH CARE - 13.1%
Biotechnology - 2.3%
Achillion Pharmaceuticals, Inc. (a)(d)	2,717,800	17,231
Alexion Pharmaceuticals, Inc. (a)	446,000	30,109
Anthera Pharmaceuticals, Inc. (a)	1,949,040	12,454
ARIAD Pharmaceuticals, Inc. (a)	330,000	3,838
BioMarin Pharmaceutical, Inc. (a)	1,174,000	40,045
Inhibitex, Inc. (a)(d)(e)	4,742,990	18,450
Medivir AB (B Shares) (a)	972,400	13,386
Theravance, Inc. (a)	735,000	16,339
ZIOPHARM Oncology, Inc. (a)(d)	1,368,900	6,721
		158,573
Health Care Equipment & Supplies - 2.8%
DENTSPLY International, Inc.	649,500	24,006
HeartWare International, Inc. (a)(d)(e)	813,000	55,227
Hill-Rom Holdings, Inc.	896,700	30,192
Mako Surgical Corp. (a)(d)	992,136	38,148
Masimo Corp.	1,017,500	21,042
Steris Corp.	200,000	6,196
Volcano Corp. (a)	653,000	16,279
		191,090
Health Care Providers & Services - 3.8%
Accretive Health, Inc. (a)	563,814	13,424
Air Methods Corp. (a)	250,000	20,205
Brookdale Senior Living, Inc. (a)	1,383,000	22,930
Capital Senior Living Corp. (a)	300,000	2,343
Emeritus Corp. (a)	950,000	16,825
Health Net, Inc. (a)	800,000	22,232
Henry Schein, Inc. (a)	1,146,200	79,455
HMS Holdings Corp. (a)	941,700	23,015
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	$ 17,875
Universal Health Services, Inc. Class B	1,113,700	44,515
		262,819
Health Care Technology - 0.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,200,100	42,132
athenahealth, Inc. (a)	200,000	10,582
		52,714
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	1,000,000	14,430
Covance, Inc. (a)	962,200	48,812
		63,242
Pharmaceuticals - 2.5%
Hospira, Inc. (a)	475,300	14,948
Impax Laboratories, Inc. (a)	1,101,400	20,827
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	22,127
Perrigo Co.	939,200	84,791
Shire PLC	807,600	25,352
		168,045
TOTAL HEALTH CARE		896,483
INDUSTRIALS - 7.9%
Aerospace & Defense - 0.7%
Textron, Inc.	1,106,300	21,484
TransDigm Group, Inc. (a)	301,000	28,270
		49,754
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	233,500	16,212
Hub Group, Inc. Class A (a)	600,000	18,756
		34,968
Airlines - 0.3%
Copa Holdings SA Class A	256,300	17,703
Building Products - 0.3%
Owens Corning (a)	723,400	20,530
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	630,000	36,710
The Geo Group, Inc. (a)	853,300	15,556
		52,266
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.1%
GrafTech International Ltd. (a)	1,276,200	$ 20,049
Polypore International, Inc. (a)	600,000	31,470
Regal-Beloit Corp.	400,000	21,252
		72,771
Professional Services - 2.8%
Acacia Research Corp. - Acacia Technologies (a)	1,334,400	53,162
CoStar Group, Inc. (a)	373,600	22,988
IHS, Inc. Class A (a)	381,200	32,017
Kforce, Inc. (a)	781,600	9,973
Michael Page International PLC	4,027,660	26,026
Robert Half International, Inc.	525,000	13,876
Towers Watson & Co.	532,000	34,952
		192,994
Road & Rail - 1.4%
Kansas City Southern (a)	1,281,600	80,959
Tegma Gestao Logistica	1,348,500	17,512
		98,471
TOTAL INDUSTRIALS		539,457
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	3,800,200	16,645
Infinera Corp. (a)(d)	3,258,300	23,818
Motorola Solutions, Inc.	610,000	28,615
Polycom, Inc. (a)	1,783,600	29,483
		98,561
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	1,480,100	53,358
Fabrinet (a)	1,172,331	14,537
Tech Data Corp. (a)	450,000	22,131
Universal Display Corp. (a)(d)	256,159	11,996
		102,022
Internet Software & Services - 2.3%
Blinkx PLC (a)(d)(e)	21,856,135	52,811
Rackspace Hosting, Inc. (a)	1,191,000	49,295
RightNow Technologies, Inc. (a)	825,000	35,483
SciQuest, Inc. (a)(e)	1,500,105	22,262
		159,851
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.9%
Fidelity National Information Services, Inc.	1,097,886	$ 28,743
Gartner, Inc. Class A (a)	1,924,700	74,139
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	26,620
		129,502
Semiconductors & Semiconductor Equipment - 1.7%
Ceva, Inc. (a)(e)	1,656,303	51,461
ON Semiconductor Corp. (a)	1,542,000	11,673
Semtech Corp. (a)	1,305,700	31,885
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,814,300	19,834
		114,853
Software - 9.0%
ANSYS, Inc. (a)	1,000,000	54,360
Ariba, Inc. (a)	689,700	21,850
Aspen Technology, Inc. (a)	1,152,400	19,983
Check Point Software Technologies Ltd. (a)	500,000	28,815
Citrix Systems, Inc. (a)	290,000	21,121
Concur Technologies, Inc. (a)	805,956	37,493
Informatica Corp. (a)	1,235,768	56,227
Kenexa Corp. (a)	942,700	21,560
Misys PLC	4,188,600	19,656
Nuance Communications, Inc. (a)(d)	4,275,000	113,202
Red Hat, Inc. (a)	761,800	37,823
Rovi Corp. (a)	439,300	21,763
Royalblue Group PLC	484,200	12,669
Solera Holdings, Inc.	940,300	51,369
Taleo Corp. Class A (a)	1,164,370	37,726
TIBCO Software, Inc. (a)	2,052,900	59,308
		614,925
TOTAL INFORMATION TECHNOLOGY		1,219,714
MATERIALS - 1.2%
Chemicals - 0.8%
Airgas, Inc.	246,500	16,996
Cytec Industries, Inc.	790,000	35,289
		52,285
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
Gem Diamonds Ltd. (a)	2,183,900	$ 7,797
Ivanhoe Mines Ltd. (a)	899,200	18,402
		26,199
TOTAL MATERIALS		78,484
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	2,008,000	37,148
UTILITIES - 6.2%
Electric Utilities - 1.7%
El Paso Electric Co.	381,628	12,224
Northeast Utilities	2,133,300	73,748
PNM Resources, Inc.	1,554,700	27,954
		113,926
Gas Utilities - 2.5%
Atmos Energy Corp.	1,280,900	43,960
National Fuel Gas Co.	1,408,200	86,309
ONEOK, Inc.	560,200	42,603
		172,872
Multi-Utilities - 2.0%
Alliant Energy Corp.	1,526,600	62,255
OGE Energy Corp.	700,000	36,218
TECO Energy, Inc.	1,978,300	36,737
		135,210
TOTAL UTILITIES		422,008
TOTAL COMMON STOCKS (Cost $6,312,929)		6,515,191
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany) (Cost $35,259)	581,700	34,121
Money Market Funds - 10.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	286,923,662	$ 286,924
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	435,286,842	435,287
TOTAL MONEY MARKET FUNDS (Cost $722,211)		722,211
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $7,070,399)		7,271,523
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(427,886)
NET ASSETS - 100%		$ 6,843,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,518,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 149
Fidelity Securities Lending Cash Central Fund	413
Total	$ 562
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anthera Pharmaceuticals, Inc.	$ 13,510	$ 707	$ -	$ -	$ -
Blinkx PLC	21,156	26,530	-	-	52,811
Ceva, Inc.	50,650	-	-	-	51,461
HeartWare International, Inc.	8,431	46,187	-	-	55,227
Inhibitex, Inc.	19,921	-	-	-	18,450
Keryx Biopharmaceuticals, Inc.	18,515	-	12,115	-	-
North American Energy Partners, Inc.	29,640	-	19,562	-	-
Quanex Building Products Corp.	48,391	-	38,179	63	-
SciQuest, Inc.	21,391	-	-	-	22,262
Sunrise Senior Living, Inc.	33,735	-	-	-	17,875
Total	$ 265,340	$ 73,424	$ 69,856	$ 63	$ 218,086
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 997,198	$ 955,244	$ 41,954	$ -
Consumer Staples	748,325	748,325	-	-
Energy	549,727	549,727	-	-
Financials	1,060,768	1,031,250	-	29,518
Health Care	896,483	871,131	25,352	-
Industrials	539,457	539,457	-	-
Information Technology	1,219,714	1,219,714	-	-
Materials	78,484	78,484	-	-
Telecommunication Services	37,148	37,148	-	-
Utilities	422,008	422,008	-	-
Money Market Funds	722,211	722,211	-	-
Total Investments in Securities:	$ 7,271,523	$ 7,174,699	$ 67,306	$ 29,518
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,470)
Cost of Purchases	30,988
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,518
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (1,470)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $403,891) - See accompanying schedule: Unaffiliated issuers (cost $6,160,695)	$ 6,331,226
Fidelity Central Funds (cost $722,211)	722,211
Other affiliated issuers (cost $187,493)	218,086
Total Investments (cost $7,070,399)		$ 7,271,523
Receivable for investments sold		32,587
Receivable for fund shares sold		5,506
Dividends receivable		2,306
Distributions receivable from Fidelity Central Funds		161
Prepaid expenses		29
Other receivables		360
Total assets		7,312,472

Liabilities
Payable for investments purchased	$ 15,109
Payable for fund shares redeemed	12,794
Accrued management fee	4,232
Other affiliated payables	1,156
Other payables and accrued expenses	257
Collateral on securities loaned, at value	435,287
Total liabilities		468,835

Net Assets		$ 6,843,637
Net Assets consist of:
Paid in capital		$ 6,647,564
Undistributed net investment income		13,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,005)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,116
Net Assets		$ 6,843,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2011 (Unaudited)
Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,523,221 ÷ 204,213 shares)	$ 27.05

Class K: Net Asset Value, offering price and redemption price per share ($1,320,416 ÷ 48,799 shares)	$ 27.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2011 (Unaudited)
Investment Income
Dividends (including $63 earned from other affiliated issuers)		$ 41,544
Income from Fidelity Central Funds		562
Total income		42,106

Expenses
Management fee Basic fee	$ 21,117
Performance adjustment	(1,318)
Transfer agent fees	6,933
Accounting and security lending fees	616
Custodian fees and expenses	127
Independent trustees' compensation	24
Registration fees	40
Audit	33
Legal	28
Miscellaneous	44
Total expenses before reductions	27,644
Expense reductions	(557)	27,087
Net investment income (loss)		15,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,222
Other affiliated issuers	(28,180)
Foreign currency transactions	1,477
Total net realized gain (loss)		5,519
Change in net unrealized appreciation (depreciation) on: Investment securities	(969,299)
Assets and liabilities in foreign currencies	(18)
Total change in net unrealized appreciation (depreciation)		(969,317)
Net gain (loss)		(963,798)
Net increase (decrease) in net assets resulting from operations		$ (948,779)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,019	$ 5,885
Net realized gain (loss)	5,519	1,482,441
Change in net unrealized appreciation (depreciation)	(969,317)	(240,514)
Net increase (decrease) in net assets resulting from operations	(948,779)	1,247,812
Distributions to shareholders from net investment income	-	(13,379)
Distributions to shareholders from net realized gain	(396,702)	(13,240)
Total distributions	(396,702)	(26,619)
Share transactions - net increase (decrease)	(752,085)	(882,306)
Redemption fees	224	225
Total increase (decrease) in net assets	(2,097,342)	339,112

Net Assets
Beginning of period	8,940,979	8,601,867
End of period (including undistributed net investment income of $13,962 and distributions in excess of net investment income of $1,057, respectively)	$ 6,843,637	$ 8,940,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43	$ 30.43
Income from Investment Operations
Net investment income (loss) D	.05	.01	.08	.02	(.06)	(.04) G
Net realized and unrealized gain (loss)	(3.34)	4.59	10.59	(10.58)	(2.44)	3.38
Total from investment operations	(3.29)	4.60	10.67	(10.56)	(2.50)	3.34
Distributions from net investment income	-	(.04) J	(.06)	(.02) J	-	-
Distributions from net realized gain	(1.44)	(.04) J	-	(.29) J	(2.41)	(1.34)
Total distributions	(1.44)	(.08)	(.06)	(.31)	(2.41)	(1.34)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.05	$ 31.78	$ 27.26	$ 16.65	$ 27.52	$ 32.43
Total Return B, C	(10.51)%	16.95%	64.11%	(38.76)%	(8.49)%	11.53%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.61%	.65%	.73%	.95%	.83%
Expenses net of fee waivers, if any	.76% A	.61%	.65%	.73%	.95%	.83%
Expenses net of all reductions	.75% A	.59%	.64%	.72%	.94%	.82%
Net investment income (loss)	.36% A	.04%	.38%	.11%	(.21)%	(.14)% G
Supplemental Data
Net assets, end of period (in millions)	$ 5,523	$ 7,120	$ 7,475	$ 4,763	$ 12,974	$ 15,234
Portfolio turnover rate F	66% A	131%	85%	73%	45%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.77	$ 27.26	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.07	.06	.14	.05
Net realized and unrealized gain (loss)	(3.34)	4.58	10.58	(11.39)
Total from investment operations	(3.27)	4.64	10.72	(11.34)
Distributions from net investment income	-	(.09) J	(.09)	(.07) J
Distributions from net realized gain	(1.44)	(.04) J	-	(.29) J
Total distributions	(1.44)	(.13)	(.09)	(.36)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 27.06	$ 31.77	$ 27.26	$ 16.63
Total Return B, C	(10.44)%	17.13%	64.55%	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.43%	.43%	.52% A
Expenses net of fee waivers, if any	.60% A	.43%	.43%	.52% A
Expenses net of all reductions	.59% A	.42%	.41%	.52% A
Net investment income (loss)	.53% A	.22%	.61%	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,320	$ 1,821	$ 1,127	$ 412
Portfolio turnover rate F	66% A	131%	85%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 769,969
Gross unrealized depreciation	(572,464)
Net unrealized appreciation (depreciation) on securities and other investments	$ 197,505

Tax cost	$ 7,074,018

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,469,082 and $3,819,369, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 6,531.22
Class K	402.05
	$ 6,933

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $106 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $413, including $7 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $557 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2011	Year ended April 30, 2011
From net investment income
Mid-Cap Stock	$ -	$ 9,186
Class K	-	4,193
Total	$ -	$ 13,379
From net realized gain
Mid-Cap Stock	$ 312,770	$ 11,332
Class K	83,932	1,908
Total	$ 396,702	$ 13,240

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2011	Year ended April 30, 2011	Six months ended October 31, 2011	Year ended April 30, 2011
Mid-Cap Stock
Shares sold	9,841	34,262	$ 272,470	$ 917,584
Reinvestment of distributions	10,924	799	304,775	20,032
Shares redeemed	(40,566)	(85,227)	(1,117,322)	(2,187,180)
Net increase (decrease)	(19,801)	(50,166)	$ (540,077)	$ (1,249,564)
Class K
Shares sold	11,157	32,639	$ 307,760	$ 806,895
Reinvestment of distributions	3,008	234	83,932	6,101
Shares redeemed	(22,677)	(16,902)	(603,700)	(445,738)
Net increase (decrease)	(8,512)	15,971	$ (212,008)	$ 367,258

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MCS-USAN-1211
1.784862.108

Fidelity®

Small Cap Discovery

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Actual	1.06%	$ 1,000.00	$ 875.20	$ 5.00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.81	$ 5.38

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
HNI Corp.	3.2	2.4
WESCO International, Inc.	3.2	1.8
Ethan Allen Interiors, Inc.	2.9	2.9
ViaSat, Inc.	2.8	2.3
Spectrum Brands Holdings, Inc.	2.7	1.1
Team Health Holdings, Inc.	2.6	2.4
Regis Corp.	2.5	2.2
Platinum Underwriters Holdings Ltd.	2.5	1.3
MEDNAX, Inc.	2.4	3.0
Tech Data Corp.	2.2	2.5
	27.0
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	19.6
Industrials	17.7	15.1
Consumer Discretionary	16.2	15.1
Information Technology	16.2	16.8
Health Care	11.8	13.1
Asset Allocation (% of fund's net assets)
As of October 31, 2011*		As of April 30, 2011**
	Stocks 99.8%		Stocks 99.1%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	5.1%	** Foreign investments	4.6%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Diversified Consumer Services - 3.9%
Matthews International Corp. Class A	751,200	$ 26,397,168
Regis Corp. (e)	2,933,497	47,992,011
		74,389,179
Household Durables - 8.6%
Ethan Allen Interiors, Inc. (d)(e)	2,756,254	54,573,829
KB Home (d)	3,709,127	25,852,615
M.D.C. Holdings, Inc. (d)	1,874,855	41,996,752
Meritage Homes Corp. (a)	1,335,300	23,701,575
Tempur-Pedic International, Inc. (a)	258,384	17,585,615
		163,710,386
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	958,190	17,870,244
Group 1 Automotive, Inc.	850,000	38,726,000
Tsutsumi Jewelry Co. Ltd.	370,300	8,629,926
		65,226,170
TOTAL CONSUMER DISCRETIONARY		303,325,735
CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 0.0%
Ingles Markets, Inc. Class A	63,887	964,694
Food Products - 2.7%
Chiquita Brands International, Inc. (a)	1,726,391	15,330,352
Dean Foods Co. (a)	3,730,000	36,255,600
		51,585,952
Household Products - 2.7%
Spectrum Brands Holdings, Inc. (a)	2,026,300	51,427,494
TOTAL CONSUMER STAPLES		103,978,140
ENERGY - 3.9%
Energy Equipment & Services - 1.9%
Superior Energy Services, Inc. (a)(d)	1,324,400	37,242,128
Oil, Gas & Consumable Fuels - 2.0%
Berry Petroleum Co. Class A	1,105,700	38,201,935
TOTAL ENERGY		75,444,063
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.4%
Capital Markets - 3.8%
Knight Capital Group, Inc. Class A (a)	2,668,100	$ 33,324,569
Waddell & Reed Financial, Inc. Class A	1,415,000	39,237,950
		72,562,519
Commercial Banks - 7.5%
Associated Banc-Corp.	2,199,393	24,523,232
CapitalSource, Inc.	5,672,100	36,074,556
Cathay General Bancorp	1,839,000	25,727,610
National Penn Bancshares, Inc.	2,907,898	22,681,604
TCF Financial Corp.	3,214,100	34,198,024
Western Liberty Bancorp (a)	350,000	952,000
		144,157,026
Insurance - 3.7%
Amerisafe, Inc. (a)(e)	1,026,909	22,129,889
Platinum Underwriters Holdings Ltd.	1,379,990	47,789,054
		69,918,943
Real Estate Investment Trusts - 2.8%
American Assets Trust, Inc.	663,200	13,443,064
Franklin Street Properties Corp.	1,668,387	21,188,515
Highwoods Properties, Inc. (SBI)	635,000	19,672,300
		54,303,879
Thrifts & Mortgage Finance - 3.6%
Astoria Financial Corp.	4,213,120	34,968,896
Washington Federal, Inc.	2,417,637	33,000,745
		67,969,641
TOTAL FINANCIALS		408,912,008
HEALTH CARE - 11.8%
Health Care Providers & Services - 11.8%
Centene Corp. (a)	1,025,110	36,032,617
Chemed Corp.	416,900	24,747,184
MEDNAX, Inc. (a)	713,900	46,974,620
Providence Service Corp. (a)(e)	925,711	11,571,388
PSS World Medical, Inc. (a)	1,511,500	33,630,875
Team Health Holdings, Inc. (a)	2,413,542	49,043,173
VCA Antech, Inc. (a)	1,175,000	23,876,000
		225,875,857
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 17.7%
Commercial Services & Supplies - 5.7%
HNI Corp. (d)(e)	2,547,500	$ 61,267,371
The Geo Group, Inc. (a)	1,407,987	25,667,603
United Stationers, Inc.	664,702	21,144,171
		108,079,145
Electrical Equipment - 1.7%
Powell Industries, Inc. (a)(e)	989,142	33,245,063
Machinery - 2.9%
Blount International, Inc. (a)	1,833,871	28,480,017
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,845,177	27,659,203
		56,139,220
Professional Services - 1.0%
FTI Consulting, Inc. (a)(d)	500,000	19,705,000
Trading Companies & Distributors - 6.4%
H&E Equipment Services, Inc. (a)(e)	2,140,320	23,479,310
Interline Brands, Inc. (a)(e)	2,529,845	37,694,691
WESCO International, Inc. (a)	1,240,322	60,106,004
		121,280,005
TOTAL INDUSTRIALS		338,448,433
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.8%
ViaSat, Inc. (a)	1,236,300	52,654,017
Electronic Equipment & Components - 5.5%
Diploma PLC	2,050,000	10,615,728
Ingram Micro, Inc. Class A (a)	1,200,000	21,456,000
Macnica, Inc.	403,400	8,525,277
Ryoyo Electro Corp.	1,424,700	12,943,644
SYNNEX Corp. (a)	362,885	10,476,490
Tech Data Corp. (a)	855,000	42,048,900
		106,066,039
Internet Software & Services - 1.7%
j2 Global Communications, Inc.	1,023,000	31,487,940
IT Services - 3.9%
FleetCor Technologies, Inc.	1,244,960	34,809,082
Wright Express Corp. (a)	865,875	40,592,220
		75,401,302
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd.	423,300	6,578,439
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.9%
Monotype Imaging Holdings, Inc. (a)(e)	2,706,438	$ 36,726,364
TOTAL INFORMATION TECHNOLOGY		308,914,101
MATERIALS - 5.8%
Chemicals - 0.9%
PolyOne Corp.	1,500,000	16,785,000
Metals & Mining - 4.9%
Carpenter Technology Corp.	473,900	26,879,608
Haynes International, Inc.	596,406	34,883,787
RTI International Metals, Inc. (a)	1,255,030	33,120,242
		94,883,637
TOTAL MATERIALS		111,668,637
UTILITIES - 1.4%
Gas Utilities - 1.4%
UGI Corp.	951,660	27,284,092
TOTAL COMMON STOCKS (Cost $1,858,595,398)		1,903,851,066
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.3%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,937)	411,373	5,993,705
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	10,441,763	$ 10,441,763
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	78,644,775	78,644,775
TOTAL MONEY MARKET FUNDS (Cost $89,086,538)		89,086,538
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,953,291,873)		1,998,931,309
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(85,607,560)
NET ASSETS - 100%		$ 1,913,323,749
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,560
Fidelity Securities Lending Cash Central Fund	31,308
Total	$ 40,868
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 22,930,878	$ -	$ -	$ -	$ 22,129,889
Columbus McKinnon Corp. (NY Shares)	38,303,540	-	966,596	-	27,659,203
Ethan Allen Interiors, Inc.	60,952,277	4,096,697	-	362,309	54,573,829
H&E Equipment Services, Inc.	25,359,625	7,513,405	165,135	-	23,479,310
Haynes International, Inc.	33,261,728	2,109,420	2,902,190	250,562	-
HNI Corp.	51,297,280	17,549,421	5,295,908	948,834	61,267,371
Interline Brands, Inc.	35,452,708	12,057,331	-	-	37,694,691
Monotype Imaging Holdings, Inc.	34,810,587	2,127,932	-	-	36,726,364
Powell Industries, Inc.	27,549,076	10,913,409	326,328	-	33,245,063
Providence Service Corp.	13,642,769	2,144	-	-	11,571,388
Regis Corp.	44,968,400	5,347,048	946,150	335,310	47,992,011
Total	$ 388,528,868	$ 61,716,807	$ 10,602,307	$ 1,897,015	$ 356,339,119
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 309,319,440	$ 300,689,514	$ 8,629,926	$ -
Consumer Staples	103,978,140	103,978,140	-	-
Energy	75,444,063	75,444,063	-	-
Financials	408,912,008	408,912,008	-	-
Health Care	225,875,857	225,875,857	-	-
Industrials	338,448,433	338,448,433	-	-
Information Technology	308,914,101	280,866,741	28,047,360	-
Materials	111,668,637	111,668,637	-	-
Utilities	27,284,092	27,284,092	-	-
Money Market Funds	89,086,538	89,086,538	-	-
Total Investments in Securities:	$ 1,998,931,309	$ 1,962,254,023	$ 36,677,286	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,771,136) - See accompanying schedule: Unaffiliated issuers (cost $1,504,256,848)	$ 1,553,505,652
Fidelity Central Funds (cost $89,086,538)	89,086,538
Other affiliated issuers (cost $359,948,487)	356,339,119
Total Investments (cost $1,953,291,873)		$ 1,998,931,309
Receivable for investments sold		1,753,764
Receivable for fund shares sold		4,650,402
Dividends receivable		1,066,866
Distributions receivable from Fidelity Central Funds		8,913
Prepaid expenses		10,164
Other receivables		8,779
Total assets		2,006,430,197

Liabilities
Payable for investments purchased	$ 8,740,000
Payable for fund shares redeemed	4,077,687
Accrued management fee	1,196,592
Other affiliated payables	412,652
Other payables and accrued expenses	34,742
Collateral on securities loaned, at value	78,644,775
Total liabilities		93,106,448

Net Assets		$ 1,913,323,749
Net Assets consist of:
Paid in capital		$ 1,845,387,614
Accumulated net investment loss		(2,275,039)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		24,574,502
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,636,672
Net Assets, for 97,221,529 shares outstanding		$ 1,913,323,749
Net Asset Value, offering price and redemption price per share ($1,913,323,749 ÷ 97,221,529 shares)		$ 19.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2011 (Unaudited)

Investment Income
Dividends (including $1,897,015 earned from other affiliated issuers)		$ 8,005,852
Interest		17
Income from Fidelity Central Funds		40,868
Total income		8,046,737

Expenses
Management fee Basic fee	$ 6,898,108
Performance adjustment	665,965
Transfer agent fees	2,318,485
Accounting and security lending fees	300,971
Custodian fees and expenses	23,125
Independent trustees' compensation	5,832
Registration fees	88,894
Audit	27,201
Legal	4,596
Interest	1,477
Miscellaneous	5,594
Total expenses before reductions	10,340,248
Expense reductions	(18,472)	10,321,776
Net investment income (loss)		(2,275,039)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,645,447
Other affiliated issuers	(2,173,778)
Foreign currency transactions	(2,134)
Total net realized gain (loss)		25,469,535
Change in net unrealized appreciation (depreciation) on: Investment securities	(309,356,069)
Assets and liabilities in foreign currencies	(4,574)
Total change in net unrealized appreciation (depreciation)		(309,360,643)
Net gain (loss)		(283,891,108)
Net increase (decrease) in net assets resulting from operations		$ (286,166,147)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,275,039)	$ (141,979)
Net realized gain (loss)	25,469,535	33,255,866
Change in net unrealized appreciation (depreciation)	(309,360,643)	260,066,970
Net increase (decrease) in net assets resulting from operations	(286,166,147)	293,180,857
Distributions to shareholders from net realized gain	(25,800,399)	(5,086,042)
Share transactions Proceeds from sales of shares	626,048,131	1,569,618,570
Reinvestment of distributions	24,740,400	4,889,495
Cost of shares redeemed	(529,629,501)	(336,979,519)
Net increase (decrease) in net assets resulting from share transactions	121,159,030	1,237,528,546
Redemption fees	893,816	981,768
Total increase (decrease) in net assets	(189,913,700)	1,526,605,129

Net Assets
Beginning of period	2,103,237,449	576,632,320
End of period (including accumulated net investment loss of $2,275,039 and undistributed net investment income of $0, respectively)	$ 1,913,323,749	$ 2,103,237,449
Other Information Shares
Sold	30,683,304	78,514,034
Issued in reinvestment of distributions	1,206,848	243,612
Redeemed	(26,980,402)	(17,739,834)
Net increase (decrease)	4,909,750	61,017,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.78	$ 18.43	$ 11.27	$ 14.20	$ 17.18	$ 18.02
Income from Investment Operations
Net investment income (loss) D	(.02)	- G, I	.02	.11	.04	(.02)
Net realized and unrealized gain (loss)	(2.82)	4.43	7.18	(2.96)	(1.85)	.97
Total from investment operations	(2.84)	4.43	7.20	(2.85)	(1.81)	.95
Distributions from net investment income	-	- J	(.05)	(.09)	(.07)	-
Distributions from net realized gain	(.27)	(.10) J	-	-	(1.11)	(1.79)
Total distributions	(.27)	(.10)	(.05)	(.09)	(1.18)	(1.79)
Redemption fees added to paid in capital D	.01	.02	.01	.01	.01	- I
Net asset value, end of period	$ 19.68	$ 22.78	$ 18.43	$ 11.27	$ 14.20	$ 17.18
Total Return B, C	(12.48)%	24.22%	64.12%	(19.91)%	(10.55)%	6.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	1.08%	1.26%	1.13%	1.04%	1.04%
Expenses net of fee waivers, if any	1.06% A	1.05%	1.05%	1.05%	1.04%	1.04%
Expenses net of all reductions	1.06% A	1.04%	1.04%	1.05%	1.03%	1.02%
Net investment income (loss)	(.23)% A	(.01)% G	.10%	.91%	.25%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,913,324	$ 2,103,237	$ 576,632	$ 142,097	$ 188,995	$ 245,564
Portfolio turnover rate F	33% A	11%	37%	114%	140%	106%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IAmount represents less than $.01 per share. JThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 202,500,709
Gross unrealized depreciation	(160,803,779)
Net unrealized appreciation (depreciation) on securities and other investments	$ 41,696,930

Tax cost	$ 1,957,234,379

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $434,345,273 and $323,844,517, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21,202 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,723,533.36%		$ 1,477

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,594 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,036,480. Security

Semiannual Report

7. Security Lending - continued

lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31,308, including $2,240 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $18,472 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

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Attn: Distribution Services
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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

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Small Cap Stock

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Actual	1.13%	$ 1,000.00	$ 799.70	$ 5.11
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.46	$ 5.74

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Assured Guaranty Ltd.	3.7	3.3
United Continental Holdings, Inc.	3.1	2.6
SanDisk Corp.	2.6	1.8
Alliance Data Systems Corp.	2.4	2.1
PVH Corp.	2.2	0.0
Unisys Corp.	2.1	1.6
XL Group PLC Class A	2.1	1.9
Micron Technology, Inc.	2.1	2.9
Schweitzer-Mauduit International, Inc.	2.0	1.1
Teradyne, Inc.	1.9	1.3
	24.2
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.9	26.6
Industrials	18.8	19.5
Financials	18.0	17.6
Consumer Discretionary	12.7	11.3
Health Care	11.9	12.1
Asset Allocation (% of fund's net assets)
As of October 31, 2011 *		As of April 30, 2011 **
	Stocks 99.7%		Stocks and Investment Companies 98.8%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.2%
* Foreign investments	11.6%	** Foreign investments	12.2%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 4.4%
Lear Corp.	1,326,030	$ 62,204
Modine Manufacturing Co. (a)	1,000,900	10,580
The Goodyear Tire & Rubber Co. (a)	1,641,186	23,567
TRW Automotive Holdings Corp. (a)	1,173,425	49,401
		145,752
Household Durables - 1.4%
Ethan Allen Interiors, Inc. (d)	320,356	6,343
KB Home	836,669	5,832
Lennar Corp. Class A	1,172,722	19,397
PulteGroup, Inc. (a)	2,219,096	11,495
Ryland Group, Inc.	300,000	4,050
		47,117
Media - 2.4%
Focus Media Holding Ltd. ADR (a)(d)	1,199,633	32,606
Gannett Co., Inc.	2,700,000	31,563
Valassis Communications, Inc. (a)(d)	800,200	15,628
		79,797
Specialty Retail - 1.6%
Ascena Retail Group, Inc. (a)	300,000	8,670
Guess?, Inc.	500,000	16,495
hhgregg, Inc. (a)(d)	959,852	12,238
Shoe Carnival, Inc. (a)	200,000	5,458
The Buckle, Inc. (d)	200,000	8,912
		51,773
Textiles, Apparel & Luxury Goods - 2.9%
G-III Apparel Group Ltd. (a)	493,570	13,914
PVH Corp.	972,155	72,338
Steven Madden Ltd. (a)	200,004	7,380
The Jones Group, Inc.	300,000	3,351
		96,983
TOTAL CONSUMER DISCRETIONARY		421,422
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	583,788	28,927
Food Products - 1.4%
Corn Products International, Inc.	199,997	9,700
Dean Foods Co. (a)	649,999	6,318
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Global Bio-Chem Technology Group Co. Ltd.	41,666,200	$ 9,640
Smithfield Foods, Inc. (a)	1,000,000	22,860
		48,518
TOTAL CONSUMER STAPLES		77,445
ENERGY - 2.9%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	400,000	17,096
Hornbeck Offshore Services, Inc. (a)(d)	232,358	7,631
McDermott International, Inc. (a)	1,600,000	17,568
Ocean Rig UDW, Inc. (United States)	348,150	5,341
TETRA Technologies, Inc. (a)	1,409,832	13,393
		61,029
Oil, Gas & Consumable Fuels - 1.1%
Denbury Resources, Inc. (a)	1,000,000	15,700
Linc Energy Ltd.	2,173,163	4,666
Petrobank Energy & Resources Ltd.	592,849	5,335
Petrominerales Ltd. (d)	364,127	9,607
		35,308
TOTAL ENERGY		96,337
FINANCIALS - 18.0%
Capital Markets - 1.2%
E*TRADE Financial Corp. (a)	3,042,050	33,006
Fifth Street Finance Corp. (d)	500,000	4,930
		37,936
Commercial Banks - 5.9%
Comerica, Inc.	500,000	12,775
Huntington Bancshares, Inc.	6,000,000	31,080
KeyCorp	7,000,000	49,420
Regions Financial Corp.	1,000,000	3,930
Synovus Financial Corp. (d)	22,985,075	34,478
Webster Financial Corp.	1,754,300	34,454
Zions Bancorporation	1,765,000	30,640
		196,777
Insurance - 10.0%
American Equity Investment Life Holding Co.	767,776	8,323
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd. (e)	9,602,154	$ 122,329
CNO Financial Group, Inc. (a)	8,695,637	54,348
Genworth Financial, Inc. Class A (a)	9,488,907	60,539
Lincoln National Corp.	1,000,000	19,050
XL Group PLC Class A	3,150,500	68,492
		333,081
Real Estate Investment Trusts - 0.8%
Strategic Hotel & Resorts, Inc. (a)	4,424,831	25,177
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	290,000	4,205
TOTAL FINANCIALS		597,176
HEALTH CARE - 11.9%
Biotechnology - 4.3%
Alkermes PLC (a)	2,000,000	34,980
Amylin Pharmaceuticals, Inc. (a)	2,468,092	28,432
ARIAD Pharmaceuticals, Inc. (a)(d)	2,931,746	34,096
Dynavax Technologies Corp. (a)	2,052,200	5,582
ImmunoGen, Inc. (a)(d)	1,000,000	13,580
NPS Pharmaceuticals, Inc. (a)	500,000	2,585
Rigel Pharmaceuticals, Inc. (a)	750,000	5,888
Theravance, Inc. (a)	320,457	7,124
United Therapeutics Corp. (a)	220,000	9,621
		141,888
Health Care Equipment & Supplies - 1.4%
Cyberonics, Inc. (a)	200,000	5,760
Integra LifeSciences Holdings Corp. (a)	278,264	8,921
NuVasive, Inc. (a)(d)	954,100	14,140
Sirona Dental Systems, Inc. (a)	187,200	8,967
The Cooper Companies, Inc.	100,000	6,930
		44,718
Health Care Providers & Services - 3.8%
Brookdale Senior Living, Inc. (a)	1,701,166	28,205
Catalyst Health Solutions, Inc. (a)	886,626	48,738
Emeritus Corp. (a)	184,400	3,266
Omnicare, Inc.	1,200,000	35,784
Wellcare Health Plans, Inc. (a)	219,916	10,778
		126,771
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.4%
SXC Health Solutions Corp. (a)	301,600	$ 14,002
Pharmaceuticals - 2.0%
Cadence Pharmaceuticals, Inc. (a)(d)	824,300	4,806
Pronova BioPharma ASA (a)	8,177,660	7,403
Questcor Pharmaceuticals, Inc. (a)	1,328,747	53,960
		66,169
TOTAL HEALTH CARE		393,548
INDUSTRIALS - 18.8%
Aerospace & Defense - 1.3%
DigitalGlobe, Inc. (a)	588,100	11,997
GeoEye, Inc. (a)	939,577	31,542
		43,539
Air Freight & Logistics - 0.8%
Forward Air Corp.	800,032	26,201
Airlines - 6.7%
Delta Air Lines, Inc. (a)	5,986,800	51,008
JetBlue Airways Corp. (a)(d)	4,826,046	21,621
United Continental Holdings, Inc. (a)(d)	5,311,925	102,626
US Airways Group, Inc. (a)(d)	8,040,491	46,394
		221,649
Commercial Services & Supplies - 0.9%
Corrections Corp. of America (a)	400,003	8,892
The Geo Group, Inc. (a)	1,171,008	21,347
		30,239
Construction & Engineering - 2.5%
Foster Wheeler AG (a)	1,500,000	31,980
KBR, Inc.	600,000	16,746
Shaw Group, Inc. (a)	1,425,210	33,150
		81,876
Electrical Equipment - 1.3%
GrafTech International Ltd. (a)	1,939,864	30,475
Polypore International, Inc. (a)	245,600	12,882
		43,357
Machinery - 1.2%
Actuant Corp. Class A	500,026	11,251
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
AGCO Corp. (a)	400,000	$ 17,532
Terex Corp. (a)(d)	690,000	11,482
		40,265
Road & Rail - 4.1%
Avis Budget Group, Inc. (a)	2,001,800	28,225
Con-way, Inc.	1,584,000	46,680
Heartland Express, Inc.	275,100	3,689
Knight Transportation, Inc.	1,800,059	27,361
Ryder System, Inc.	96,000	4,890
Swift Transporation Co.	2,421,500	21,551
Werner Enterprises, Inc. (d)	185,100	4,387
		136,783
TOTAL INDUSTRIALS		623,909
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 2.4%
Calix Networks, Inc. (a)	1,766,700	15,388
Ciena Corp. (a)(d)	2,283,900	30,102
Comverse Technology, Inc. (a)	3,032,232	20,892
Riverbed Technology, Inc. (a)	460,000	12,687
		79,069
Computers & Peripherals - 2.6%
SanDisk Corp. (a)	1,711,925	86,743
IT Services - 5.1%
Alliance Data Systems Corp. (a)(d)	780,001	79,903
Unisys Corp. (a)(e)	2,704,436	70,288
VeriFone Systems, Inc. (a)	489,280	20,653
		170,844
Semiconductors & Semiconductor Equipment - 16.6%
Applied Micro Circuits Corp. (a)(e)	4,800,000	32,352
Brooks Automation, Inc.	200,000	2,090
Cymer, Inc. (a)	607,780	26,408
Cypress Semiconductor Corp.	2,000,000	38,220
Entegris, Inc. (a)	200,000	1,792
Entropic Communications, Inc. (a)(d)(e)	4,872,800	28,360
Himax Technologies, Inc. sponsored ADR	18,072,777	19,157
Kulicke & Soffa Industries, Inc. (a)(e)	5,491,800	52,996
LTX-Credence Corp. (a)(e)	2,821,688	17,861
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	12,230,466	$ 68,368
MKS Instruments, Inc.	100,000	2,664
Nanometrics, Inc. (a)	160,000	2,701
Novellus Systems, Inc. (a)	1,080,000	37,314
NVIDIA Corp. (a)	3,000,000	44,400
Omnivision Technologies, Inc. (a)	1,300,000	21,203
ON Semiconductor Corp. (a)	1,000,071	7,571
PMC-Sierra, Inc. (a)	3,878,400	24,589
Power Integrations, Inc. (d)	300,000	10,689
Teradyne, Inc. (a)(d)	4,412,630	63,189
TriQuint Semiconductor, Inc. (a)(e)	8,943,379	47,579
		549,503
Software - 2.2%
ACI Worldwide, Inc. (a)(d)	255,700	7,842
AsiaInfo-Linkage, Inc. (a)	1,075,900	10,781
Solera Holdings, Inc.	100,000	5,463
TiVo, Inc. (a)(d)	4,553,630	49,316
		73,402
TOTAL INFORMATION TECHNOLOGY		959,561
MATERIALS - 4.2%
Chemicals - 1.4%
Ashland, Inc.	850,000	45,016
Containers & Packaging - 0.7%
Silgan Holdings, Inc.	650,000	24,401
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	100,000	4,419
Paper & Forest Products - 2.0%
Schweitzer-Mauduit International, Inc. (e)	936,500	65,855
TOTAL MATERIALS		139,691
TOTAL COMMON STOCKS (Cost $2,975,702)		3,309,089
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(f)	461,818	$ 0
Series H (a)(f)	46,051	0
		0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(f)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		0
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.12% (b)	8,960,830	8,961
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	294,225,422	294,225
TOTAL MONEY MARKET FUNDS (Cost $303,186)		303,186
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $3,290,321)		3,612,275
NET OTHER ASSETS (LIABILITIES) - (8.8)%		(292,047)
NET ASSETS - 100%		$ 3,320,228
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
LifeMasters Supported SelfCare, Inc. Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	1,138
Total	$ 1,143
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 46,100	$ 3,469	$ -	$ -	$ 32,352
Assured Guaranty Ltd.	154,377	7,109	-	821	122,329
Entropic Communications, Inc.	45,614	3,107	3,155	-	28,360
Kulicke & Soffa Industries, Inc.	49,756	-	-	-	52,996
LTX-Credence Corp.	24,464	-	-	-	17,861
Schweitzer-Mauduit International, Inc.	48,548	-	-	281	65,855
TriQuint Semiconductor, Inc.	63,276	36,271	-	-	47,579
Unisys Corp.	72,241	4,992	-	-	70,288
US Airways Group, Inc.	74,906	-	1,115	-	-
Total	$ 579,282	$ 54,948	$ 4,270	$ 1,102	$ 437,620
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 421,422	$ 421,422	$ -	$ -
Consumer Staples	77,445	67,805	9,640	-
Energy	96,337	91,671	4,666	-
Financials	597,176	597,176	-	-
Health Care	393,548	393,548	-	-
Industrials	623,909	623,909	-	-
Information Technology	959,561	959,561	-	-
Materials	139,691	139,691	-	-
Money Market Funds	303,186	303,186	-	-
Total Investments in Securities:	$ 3,612,275	$ 3,597,969	$ 14,306	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Bermuda	3.7%
Ireland	3.1%
China	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%
Income Tax Information

At April 30, 2011, the Fund had a capital loss carryforward of approximately $303,232,000 of which $28,911,000 and $274,321,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $277,283) - See accompanying schedule: Unaffiliated issuers (cost $2,534,111)	$ 2,871,469
Fidelity Central Funds (cost $303,186)	303,186
Other affiliated issuers (cost $453,024)	437,620
Total Investments (cost $3,290,321)		$ 3,612,275
Receivable for investments sold		32,026
Receivable for fund shares sold		4,074
Dividends receivable		259
Distributions receivable from Fidelity Central Funds		227
Prepaid expenses		14
Other receivables		43
Total assets		3,648,918

Liabilities
Payable for investments purchased	$ 25,551
Payable for fund shares redeemed	5,733
Accrued management fee	2,412
Other affiliated payables	733
Other payables and accrued expenses	36
Collateral on securities loaned, at value	294,225
Total liabilities		328,690

Net Assets		$ 3,320,228
Net Assets consist of:
Paid in capital		$ 3,181,686
Accumulated net investment loss		(9,602)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,811)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		321,955
Net Assets, for 191,394 shares outstanding		$ 3,320,228
Net Asset Value, offering price and redemption price per share ($3,320,228 ÷ 191,394 shares)		$ 17.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended October 31, 2011 (Unaudited)

Investment Income
Dividends (including $1,102 earned from other affiliated issuers)		$ 11,609
Income from Fidelity Central Funds (including $1,138 from security lending)		1,143
Total income		12,752

Expenses
Management fee Basic fee	$ 13,130
Performance adjustment	2,750
Transfer agent fees	4,349
Accounting and security lending fees	528
Custodian fees and expenses	1
Independent trustees' compensation	12
Registration fees	23
Audit	29
Legal	10
Interest	5
Miscellaneous	21
Total expenses before reductions	20,858
Expense reductions	(43)	20,815
Net investment income (loss)		(8,063)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,313
Other affiliated issuers	(4,317)
Foreign currency transactions	(98)
Total net realized gain (loss)		136,898
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,040,566)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(1,040,567)
Net gain (loss)		(903,669)
Net increase (decrease) in net assets resulting from operations		$ (911,732)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,063)	$ (6,886)
Net realized gain (loss)	136,898	411,926
Change in net unrealized appreciation (depreciation)	(1,040,567)	411,536
Net increase (decrease) in net assets resulting from operations	(911,732)	816,576
Distributions to shareholders from net realized gain	(630)	-
Share transactions Proceeds from sales of shares	229,984	756,060
Reinvestment of distributions	615	-
Cost of shares redeemed	(641,942)	(1,134,639)
Net increase (decrease) in net assets resulting from share transactions	(411,343)	(378,579)
Redemption fees	388	1,161
Total increase (decrease) in net assets	(1,323,317)	439,158

Net Assets
Beginning of period	4,643,545	4,204,387
End of period (including accumulated net investment loss of $9,602 and accumulated net investment loss of $1,539, respectively)	$ 3,320,228	$ 4,643,545
Other Information Shares
Sold	12,705	40,574
Issued in reinvestment of distributions	32	-
Redeemed	(35,379)	(63,520)
Net increase (decrease)	(22,642)	(22,946)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 17.74	$ 10.88	$ 16.04	$ 20.40	$ 21.02
Income from Investment Operations
Net investment income (loss) D	(.04)	(.03) G	(.07)	- I	(.03)	(.06)
Net realized and unrealized gain (loss)	(4.31)	3.98	6.93	(4.92)	(1.19)	.96
Total from investment operations	(4.35)	3.95	6.86	(4.92)	(1.22)	.90
Distributions from net investment income	-	-	-	- I,J	-	-
Distributions from net realized gain	-	-	-	(.24) J	(3.14)	(1.52)
Total distributions	-	-	-	(.24)	(3.14)	(1.52)
Redemption fees added to paid in capital D	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 17.35	$ 21.70	$ 17.74	$ 10.88	$ 16.04	$ 20.40
Total Return B,C	(20.03)%	22.32%	63.05%	(31.13)%	(7.64)%	4.98%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.13%	1.24%	.96%	1.08%	.96%
Expenses net of fee waivers, if any	1.13% A	1.13%	1.24%	.96%	1.08%	.96%
Expenses net of all reductions	1.12% A	1.12%	1.23%	.95%	1.07%	.94%
Net investment income (loss)	(.44)% A	(.17)% G	(.49)%	.04%	(.18)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,320	$ 4,644	$ 4,204	$ 2,401	$ 3,954	$ 4,985
Portfolio turnover rate F	25% A	47%	60%	92%	115%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 736,306
Gross unrealized depreciation	(421,897)
Net unrealized appreciation (depreciation) on securities and other investments	$ 314,409

Tax cost	$ 3,297,866

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $480,322 and $853,431, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,564.36%		$ 5

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $510. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $8 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $43 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Small Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SLCX-USAN-1211
1.784863.108

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Actual	1.01%	$ 1,000.00	$ 902.70	$ 4.83
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.06	$ 5.13

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.3	4.7
Apple, Inc.	4.0	2.8
JPMorgan Chase & Co.	3.9	4.6
Exxon Mobil Corp.	3.8	4.2
Chevron Corp.	3.3	3.3
Google, Inc. Class A	2.4	1.3
General Electric Co.	2.1	0.6
PepsiCo, Inc.	2.0	2.2
Cisco Systems, Inc.	1.9	1.5
MasterCard, Inc. Class A	1.7	1.4
	29.4
Top Five Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	19.4
Financials	17.8	20.2
Consumer Discretionary	13.8	13.2
Industrials	12.3	12.3
Energy	11.7	10.8
Asset Allocation (% of fund's net assets)
As of October 31, 2011*		As of April 30, 2011**
	Stocks 99.6%		Stocks 99.8%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	12.0%	** Foreign investments	15.6%

Semiannual Report

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Autoliv, Inc.	21,500	$ 1,242
Automobiles - 0.0%
Tesla Motors, Inc. (a)	12,300	361
Distributors - 0.4%
Li & Fung Ltd.	1,704,000	3,284
Hotels, Restaurants & Leisure - 1.7%
Denny's Corp. (a)	484,846	1,745
McDonald's Corp.	79,127	7,347
WMS Industries, Inc. (a)	38,100	835
Yum! Brands, Inc.	69,200	3,707
		13,634
Household Durables - 1.4%
D.R. Horton, Inc.	201,508	2,243
KB Home (d)	218,524	1,523
Lennar Corp. Class A	210,525	3,482
Standard Pacific Corp. (a)(d)	319,089	970
Toll Brothers, Inc. (a)	200,110	3,490
		11,708
Internet & Catalog Retail - 0.1%
ASOS PLC (a)	33,500	838
Leisure Equipment & Products - 0.2%
Brunswick Corp.	29,718	525
Hasbro, Inc.	31,726	1,207
		1,732
Media - 3.5%
Comcast Corp. Class A (special) (non-vtg.)	451,843	10,392
Kabel Deutschland Holding AG (a)	34,800	1,987
The Walt Disney Co.	70,800	2,470
Time Warner, Inc.	317,141	11,097
Viacom, Inc. Class B (non-vtg.)	51,927	2,277
		28,223
Multiline Retail - 1.7%
Target Corp.	249,074	13,637
Specialty Retail - 2.7%
Best Buy Co., Inc.	7,963	209
Carphone Warehouse Group PLC	183,888	1,038
Citi Trends, Inc. (a)	50,422	625
Francescas Holdings Corp. (a)	19,300	495
Home Depot, Inc.	125,985	4,510
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	349,505	$ 7,347
Lumber Liquidators Holdings, Inc. (a)	126,200	1,889
Staples, Inc.	392,675	5,874
		21,987
Textiles, Apparel & Luxury Goods - 0.4%
Warnaco Group, Inc. (a)	66,053	3,243
TOTAL CONSUMER DISCRETIONARY		99,889
CONSUMER STAPLES - 9.2%
Beverages - 2.4%
Dr Pepper Snapple Group, Inc.	94,145	3,526
PepsiCo, Inc.	256,256	16,131
		19,657
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	93,689	3,401
Sysco Corp.	31,503	873
Walgreen Co.	143,884	4,777
		9,051
Food Products - 1.1%
Danone	105,199	7,323
Green Mountain Coffee Roasters, Inc. (a)	23,000	1,495
		8,818
Household Products - 3.4%
Colgate-Palmolive Co.	73,365	6,630
Energizer Holdings, Inc. (a)	13,594	1,003
Kimberly-Clark Corp.	117,166	8,168
Procter & Gamble Co.	184,855	11,829
		27,630
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	87,900	930
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	37,400	3,450
Lorillard, Inc.	48,446	5,361
		8,811
TOTAL CONSUMER STAPLES		74,897
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.7%
Energy Equipment & Services - 1.9%
Cameron International Corp. (a)	57,600	$ 2,830
Dresser-Rand Group, Inc. (a)	22,400	1,084
Exterran Holdings, Inc. (a)(d)	259,956	2,470
Halliburton Co.	110,200	4,117
McDermott International, Inc. (a)	109,894	1,207
Transocean Ltd. (United States)	66,400	3,795
		15,503
Oil, Gas & Consumable Fuels - 9.8%
Amyris, Inc. (a)(d)	156,397	3,206
Chevron Corp.	259,780	27,290
EV Energy Partners LP	12,600	938
EXCO Resources, Inc.	155,400	1,960
Exxon Mobil Corp.	396,892	30,993
Newfield Exploration Co. (a)	19,800	797
Oasis Petroleum, Inc. (a)	22,900	672
Occidental Petroleum Corp.	41,696	3,875
QEP Resources, Inc.	60,008	2,133
Suncor Energy, Inc.	166,400	5,300
Talisman Energy, Inc.	93,800	1,331
Whiting Petroleum Corp. (a)	35,300	1,643
		80,138
TOTAL ENERGY		95,641
FINANCIALS - 17.8%
Capital Markets - 2.5%
Ashmore Group PLC	607,969	3,373
Charles Schwab Corp.	55,800	685
Goldman Sachs Group, Inc.	37,600	4,119
HFF, Inc. (a)	125,282	1,378
KKR & Co. LP	88,900	1,198
Morgan Stanley	335,215	5,913
Northern Trust Corp.	48,062	1,945
State Street Corp.	36,900	1,490
		20,101
Commercial Banks - 8.4%
BB&T Corp.	409,959	9,568
CIT Group, Inc. (a)	37,021	1,290
Comerica, Inc.	51,900	1,326
Regions Financial Corp.	978,334	3,845
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	75,550	$ 1,773
SunTrust Banks, Inc.	264,185	5,212
U.S. Bancorp	403,141	10,316
Wells Fargo & Co.	1,352,262	35,034
		68,364
Diversified Financial Services - 5.8%
Citigroup, Inc.	297,885	9,410
JPMorgan Chase & Co.	912,533	31,720
KKR Financial Holdings LLC	751,709	6,277
		47,407
Insurance - 0.7%
Genworth Financial, Inc. Class A (a)	372,679	2,378
Lincoln National Corp.	82,452	1,571
MetLife, Inc.	53,400	1,878
		5,827
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	60,253	865
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	274,517	730
Radian Group, Inc. (d)	816,777	1,919
		2,649
TOTAL FINANCIALS		145,213
HEALTH CARE - 10.1%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	19,094	1,289
Amgen, Inc.	187,698	10,749
ARIAD Pharmaceuticals, Inc. (a)	43,405	505
Gilead Sciences, Inc. (a)	46,004	1,917
Vertex Pharmaceuticals, Inc. (a)	17,535	694
		15,154
Health Care Equipment & Supplies - 1.9%
Alere, Inc. (a)	495,633	12,916
Hill-Rom Holdings, Inc.	23,400	788
Insulet Corp. (a)	46,800	764
Integra LifeSciences Holdings Corp. (a)	21,500	689
SonoSite, Inc. (a)	12,300	381
		15,538
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	30,400	$ 1,390
McKesson Corp.	74,699	6,092
Medco Health Solutions, Inc. (a)	32,993	1,810
		9,292
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	77,258	1,479
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)(d)	139,945	1,928
Pharmaceuticals - 4.8%
Abbott Laboratories	127,675	6,878
Cardiome Pharma Corp. (a)	291,463	965
GlaxoSmithKline PLC sponsored ADR	95,700	4,286
Merck & Co., Inc.	355,620	12,269
Pfizer, Inc.	651,643	12,551
Roche Holding AG (participation certificate)	11,187	1,845
XenoPort, Inc. (a)	5,320	32
		38,826
TOTAL HEALTH CARE		82,217
INDUSTRIALS - 12.3%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	130,702	6,849
Raytheon Co.	27,800	1,228
Rockwell Collins, Inc.	79,000	4,411
The Boeing Co.	54,830	3,607
United Technologies Corp.	49,535	3,863
		19,958
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	26,700	1,875
UTI Worldwide, Inc.	26,900	393
		2,268
Building Products - 1.3%
Lennox International, Inc.	75,065	2,416
Owens Corning (a)	212,975	6,044
Quanex Building Products Corp.	166,717	2,459
		10,919
Commercial Services & Supplies - 0.1%
Interface, Inc. Class A	62,770	819
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	18,900	$ 403
Quanta Services, Inc. (a)	46,900	980
		1,383
Electrical Equipment - 1.3%
Alstom SA	18,739	703
Emerson Electric Co.	51,045	2,456
GrafTech International Ltd. (a)	108,822	1,710
Polypore International, Inc. (a)	28,700	1,505
Roper Industries, Inc.	50,065	4,060
		10,434
Industrial Conglomerates - 3.4%
Danaher Corp.	32,050	1,550
General Electric Co.	1,025,503	17,136
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	451,815	9,420
		28,106
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	332,622	10,355
PACCAR, Inc.	9,300	402
SPX Corp.	47,300	2,583
WABCO Holdings, Inc. (a)	42,000	2,109
		15,449
Professional Services - 1.1%
Acacia Research Corp. - Acacia Technologies (a)	28,338	1,129
Bureau Veritas SA	51,590	4,014
Kforce, Inc. (a)	58,100	741
Michael Page International PLC	528,144	3,413
		9,297
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	60,600	1,353
Class A	12,400	277
		1,630
TOTAL INDUSTRIALS		100,263
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 3.4%
Brocade Communications Systems, Inc. (a)	88,200	386
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	824,020	$ 15,269
Juniper Networks, Inc. (a)	240,614	5,888
Polycom, Inc. (a)	81,700	1,351
QUALCOMM, Inc.	92,635	4,780
		27,674
Computers & Peripherals - 5.4%
Apple, Inc. (a)	80,770	32,694
EMC Corp. (a)	232,117	5,689
Hewlett-Packard Co.	208,258	5,542
		43,925
Electronic Equipment & Components - 1.2%
Aeroflex Holding Corp.	8,700	95
Avnet, Inc. (a)	40,900	1,240
Corning, Inc.	440,865	6,300
Fabrinet (a)	99,440	1,233
Itron, Inc. (a)	27,060	996
		9,864
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	65,000	1,751
Blinkx PLC (a)(d)	1,055,851	2,551
Google, Inc. Class A (a)	32,887	19,490
SciQuest, Inc. (a)	113,070	1,678
Velti PLC (a)	71,600	603
		26,073
IT Services - 5.4%
Accenture PLC Class A	15,971	962
Cognizant Technology Solutions Corp. Class A (a)	52,894	3,848
Fidelity National Information Services, Inc.	76,150	1,994
Heartland Payment Systems, Inc.	17,100	372
International Business Machines Corp.	43,869	8,100
MasterCard, Inc. Class A	40,900	14,202
Paychex, Inc.	225,859	6,582
Visa, Inc. Class A	89,187	8,318
		44,378
Semiconductors & Semiconductor Equipment - 2.0%
Ceva, Inc. (a)	99,634	3,096
KLA-Tencor Corp.	48,289	2,274
Lam Research Corp. (a)	26,000	1,118
NVIDIA Corp. (a)	41,000	607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	168,994	$ 3,037
Omnivision Technologies, Inc. (a)	53,500	873
Siliconware Precision Industries Co. Ltd. sponsored ADR	185,530	965
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	167,248	2,111
Texas Instruments, Inc.	62,972	1,935
		16,016
Software - 3.1%
BroadSoft, Inc. (a)	27,000	972
Citrix Systems, Inc. (a)	18,821	1,371
Concur Technologies, Inc. (a)	21,576	1,004
Microsoft Corp.	385,839	10,275
Nuance Communications, Inc. (a)	154,213	4,084
Oracle Corp.	110,500	3,621
Red Hat, Inc. (a)	23,069	1,145
Solera Holdings, Inc.	30,800	1,683
Taleo Corp. Class A (a)	37,705	1,222
		25,377
TOTAL INFORMATION TECHNOLOGY		193,307
MATERIALS - 0.3%
Chemicals - 0.3%
PPG Industries, Inc.	9,400	812
W.R. Grace & Co. (a)	50,100	2,094
		2,906
UTILITIES - 0.7%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	16,200	636
FirstEnergy Corp.	1,927	87
PPL Corp.	64,005	1,880
		2,603
Gas Utilities - 0.2%
National Fuel Gas Co.	29,678	1,819
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
National Grid PLC	172,946	$ 1,720
TOTAL UTILITIES		6,142
TOTAL COMMON STOCKS (Cost $801,439)		800,475
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	8,500	461
Nonconvertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Porsche Automobil Holding SE (Germany)	127,362	7,471
Volkswagen AG	33,280	5,840
		13,311
TOTAL PREFERRED STOCKS (Cost $11,493)		13,772
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.12% (b)	3,686,952	3,687
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,852,132	12,852
TOTAL MONEY MARKET FUNDS (Cost $16,539)		16,539
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $829,471)		830,786
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(13,765)
NET ASSETS - 100%		$ 817,021
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,353,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	180
Total	$ 181
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,200	$ 109,916	$ 3,284	$ -
Consumer Staples	74,897	74,897	-	-
Energy	95,641	95,641	-	-
Financials	145,213	145,213	-	-
Health Care	82,217	82,217	-	-
Industrials	100,263	100,263	-	-
Information Technology	193,307	193,307	-	-
Materials	2,906	2,906	-	-
Utilities	6,603	4,422	2,181	-
Money Market Funds	16,539	16,539	-	-
Total Investments in Securities:	$ 830,786	$ 825,321	$ 5,465	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.0%
United Kingdom	2.6%
Germany	1.8%
Netherlands	1.7%
France	1.5%
Ireland	1.4%
Others (Individually Less Than 1%)	3.0%
100.0%
Income Tax Information

At April 30, 2011, the Fund had a capital loss carryforward of approximately $10,819,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,622) - See accompanying schedule: Unaffiliated issuers (cost $812,932)	$ 814,247
Fidelity Central Funds (cost $16,539)	16,539
Total Investments (cost $829,471)		$ 830,786
Receivable for investments sold		4,397
Receivable for fund shares sold		651
Dividends receivable		504
Distributions receivable from Fidelity Central Funds		27
Prepaid expenses		3
Other receivables		18
Total assets		836,386

Liabilities
Payable for investments purchased	$ 4,606
Payable for fund shares redeemed	1,174
Accrued management fee	502
Other affiliated payables	186
Other payables and accrued expenses	45
Collateral on securities loaned, at value	12,852
Total liabilities		19,365

Net Assets		$ 817,021
Net Assets consist of:
Paid in capital		$ 852,069
Undistributed net investment income		4,249
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,612)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,315
Net Assets, for 47,515 shares outstanding		$ 817,021
Net Asset Value, offering price and redemption price per share ($817,021 ÷ 47,515 shares)		$ 17.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 8,600
Income from Fidelity Central Funds		181
Total income		8,781

Expenses
Management fee Basic fee	$ 2,496
Performance adjustment	646
Transfer agent fees	1,122
Accounting and security lending fees	153
Custodian fees and expenses	55
Independent trustees' compensation	3
Registration fees	26
Audit	26
Legal	2
Interest	1
Miscellaneous	4
Total expenses before reductions	4,534
Expense reductions	(23)	4,511
Net investment income (loss)		4,270
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,196)
Foreign currency transactions	(10)
Futures contracts	1,224
Total net realized gain (loss)		(13,982)
Change in net unrealized appreciation (depreciation) on: Investment securities	(96,209)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(96,219)
Net gain (loss)		(110,201)
Net increase (decrease) in net assets resulting from operations		$ (105,931)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2011 (Unaudited)	Year ended April 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,270	$ 6,419
Net realized gain (loss)	(13,982)	103,363
Change in net unrealized appreciation (depreciation)	(96,219)	21,189
Net increase (decrease) in net assets resulting from operations	(105,931)	130,971
Distributions to shareholders from net investment income	(1,829)	(5,048)
Distributions to shareholders from net realized gain	(484)	(877)
Total distributions	(2,313)	(5,925)
Share transactions Proceeds from sales of shares	82,122	323,294
Reinvestment of distributions	2,253	5,783
Cost of shares redeemed	(217,824)	(482,921)
Net increase (decrease) in net assets resulting from share transactions	(133,449)	(153,844)
Total increase (decrease) in net assets	(241,693)	(28,798)

Net Assets
Beginning of period	1,058,714	1,087,512
End of period (including undistributed net investment income of $4,249 and undistributed net investment income of $1,808, respectively)	$ 817,021	$ 1,058,714
Other Information Shares
Sold	4,871	19,270
Issued in reinvestment of distributions	127	350
Redeemed	(12,904)	(29,908)
Net increase (decrease)	(7,906)	(10,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2011	Years ended April 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.10	$ 16.55	$ 11.06	$ 17.90	$ 18.72	$ 16.55
Income from Investment Operations
Net investment income (loss) D	.08	.11	.05	.15	.12	.13
Net realized and unrealized gain (loss)	(1.94)	2.55	5.52	(6.84)	(.45)	2.15
Total from investment operations	(1.86)	2.66	5.57	(6.69)	(.33)	2.28
Distributions from net investment income	(.03)	(.09)	(.08)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.01)	(.02)	-	-	(.37)	-
Total distributions	(.04)	(.11)	(.08)	(.15)	(.49)	(.11)
Net asset value, end of period	$ 17.20	$ 19.10	$ 16.55	$ 11.06	$ 17.90	$ 18.72
Total Return B, C	(9.73)%	16.14%	50.48%	(37.37)%	(1.99)%	13.84%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	.94%	1.04%	.84%	.98%	.82%
Expenses net of fee waivers, if any	1.01% A	.94%	1.04%	.84%	.98%	.82%
Expenses net of all reductions	1.01% A	.93%	1.02%	.83%	.97%	.81%
Net investment income (loss)	.95% A	.66%	.32%	1.19%	.62%	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 817	$ 1,059	$ 1,088	$ 587	$ 1,101	$ 930
Portfolio turnover rate F	65% A	108%	186%	159%	120%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 76,370
Gross unrealized depreciation	(86,380)
Net unrealized appreciation (depreciation) on securities and other investments	$ (10,010)

Tax cost	$ 840,796

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be April 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities.The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $1,224 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $292,848 and $423,530, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,684.34%		$ 1

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $180. During the period, there were no securities loaned to FCM.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $1,633. The weighted average interest rate was .60%. The interest expense amounted to twenty-seven dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LCS-USAN-1211
1.784861.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 22, 2011